UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F


					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12-31-99

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Whitman Capital, Inc.
Address:	525 University Avenue, Suite 701, Palo Alto, CA  94301

Form 13F File Number:	28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas F. Whitman
Title:	President
Phone:	(650) 325-9700

Signature, Place and Date of Signing:

	Douglas F. Whitman			Palo Alto, CA			__-__-2000
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:		277,359


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS           CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------

GEMSTAR INTL GROUP LTD          ORD             G3788V106       3563     50000   SH     Sole              50000
FLEXTRONICS INTL LTD            ORD             Y2573F102      14913    324200   SH     Sole             324200
ACT MFG INC                     COM             973107          7298    194614   SH     Sole               7298
ACCLAIM ENTMT INC               COM PAR $0.02   4325205         1833    357600   SH     Sole             357600
BROOKTROUT INC                  COM             114580103       4678    252000   SH     Sole             252000
CISCO SYS INC                   COM             17275R102      23959    223650   SH     Sole             223650
CITRIX SYS INC                  COM             177376100      38548    313400   SH     Sole             313400
DSP GROUP INC                   COM             23332B106      17512    188300   SH     Sole             188300
EXODUS COMMUNICATIONS INC       COM             302088109      24193    272400          Sole             272400
LEGATO SYS INC                  COM             524651106      32277    469052   SH     Sole             469052
MACROMEDIA INC                  COM             556100105       4402     60200   SH     Sole              60200
NETMANAGE INC                   COM             641144100        708    143300   SH     Sole             143300
PEERLESS SYS CORP               COM             705536100        398     51300   SH     Sole              51300
POLYCOM INC                     COM             73172K104      23113    362906   SH     Sole             362906
PUMA TECHNOLOGY INC             COM             745887109        523      4000   SH     Sole               4000
QLOGIC CORP                     COM             747277101      33830    211600   SH     Sole             211600
RSA SEC INC                     COM             749719100      27815    358900   SH     Sole             358900
TELCOM SEMICONDUCTOR INC        COM             87921P107       6831    325300   SH     Sole             325300
3COM CORP                       COM             885535104      10552    224500   SH     Sole             224500
VA LINUX SYSTEMS INC            COM             91819B105        413      2000   SH     Sole               2000


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